UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENTINVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2017                (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

February 28, 2017

	Shares	Value
Common Stocks - 97.0%
Consumer Discretionary - 10.4%
Beazer Homes USA, Inc.*	28,234	$344,455
Big 5 Sporting Goods Corp.	19,139	257,420
Big Lots, Inc.[1]	5,540	284,424
Black Diamond, Inc.*	44,392	246,376
Callaway Golf Co.	27,006	273,031
Cavco Industries, Inc.*	3,083	367,648
Destination XL Group, Inc.*	43,529	130,587
Five Below, Inc.*,1	6,802	262,217
Nautilus, Inc.*	15,688	252,577
Shiloh Industries, Inc.*	8,133	125,492
Tenneco, Inc.	4,840	311,260
Total Consumer Discretionary		2,855,487
Consumer Staples - 3.1%
Central Garden and Pet Co., Class A*	13,266	423,849
S&W Seed Co.*	28,034	126,153
SunOpta, Inc.*	41,768	300,730
Total Consumer Staples		850,732
Energy - 2.9%
Alon USA Energy, Inc.[1]	17,554	213,457
Ardmore Shipping Corp.[1]	25,380	173,853
Matador Resources Co.*	11,762	283,111
Tsakos Energy Navigation, Ltd.	26,214	121,371
Total Energy		791,792
Financials - 4.5%
Bank of Commerce Holdings	29,466	296,133
Evercore Partners, Inc., Class A	3,828	304,517
James River Group Holdings, Ltd.	7,067	304,022
Stewart Information Services Corp.	7,332	325,614
Total Financials		1,230,286
Health Care - 25.7%
AtriCure, Inc.*,1	17,652	322,149
AxoGen, Inc.*	34,477	360,285
Cardiovascular Systems, Inc.*	11,768	334,211
CareDx, Inc.*	36,342	76,318
Corcept Therapeutics, Inc.*,1	36,268	326,049
Corium International, Inc.*	24,763	95,338
Cross Country Healthcare, Inc.*	17,490	270,570
CryoLife, Inc.*	16,017	256,272
Cutera, Inc.*	25,210	514,284

	Shares	Value
DexCom, Inc.*	2,934	$229,321
Eagle Pharmaceuticals, Inc.*,1	3,912	300,011
Harvard Bioscience, Inc.*	83,512	233,834
Insulet Corp.*,1	9,646	420,180
K2M Group Holdings, Inc.*	12,907	258,785
NanoString Technologies, Inc.*	14,240	268,709
Nuvectra Corp.*	29,722	220,537
NxStage Medical, Inc.*	11,950	341,292
Organovo Holdings, Inc.*	55,104	171,924
Orthofix International NV*	5,477	195,584
Oxford Immunotec Global PLC*	22,188	299,760
Pacific Biosciences of California, Inc.*	30,949	156,292
Recro Pharma, Inc.*	25,188	196,466
Supernus Pharmaceuticals, Inc.*	12,744	327,521
Syneron Medical, Ltd.*	34,340	319,362
Teligent, Inc.*	22,808	163,077
Vocera Communications, Inc.*	18,779	388,538
Total Health Care		7,046,669
Industrials - 16.7%
Arotech Corp.*	84,840	330,876
Builders FirstSource, Inc.*	24,690	319,489
Columbus McKinnon Corp.	11,071	285,743
Gencor Industries, Inc.*	19,271	274,612
Kornit Digital, Ltd.*,1	20,194	327,143
LSI Industries, Inc.	35,379	349,545
Manitex International, Inc.*	34,718	268,023
Navigant Consulting, Inc.*	13,389	311,964
Patrick Industries, Inc.*	5,245	418,813
Primoris Services Corp.	10,487	260,707
Sterling Construction Co., Inc.*	23,496	211,229
Titan International, Inc.	23,810	315,244
USA Truck, Inc.*	30,697	291,928
WageWorks, Inc.*	3,800	292,600
Willdan Group, Inc.*	11,552	320,221
Total Industrials		4,578,137
Information Technology - 31.9%
Amber Road, Inc.*	37,223	280,661
AXT, Inc.*	73,529	522,056
Brightcove, Inc.*	35,040	294,336
Callidus Software, Inc.*	18,656	351,666
Ceragon Networks, Ltd.*	101,761	374,480

AMG Managers Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 31.9% (continued)
Control4 Corp.*	12,578	$187,790
Cornerstone OnDemand, Inc.*	5,985	249,993
Datawatch Corp.*	39,501	300,208
DSP Group, Inc.*	27,083	283,017
Electro Scientific Industries, Inc.*	38,936	260,092
The ExOne Co.*	21,257	210,869
Gigamon, Inc.*	9,375	319,219
The Hackett Group, Inc.	18,615	375,278
Intevac, Inc.*	39,948	403,475
LogMeln, Inc.	2,939	269,653
Lumentum Holdings, Inc.*	7,177	329,424
Mitek Systems, Inc.*	47,874	299,213
Model N, Inc.*	14,368	153,019
Nimble Storage, Inc.*,1	30,471	276,372
Novanta, Inc.*	18,800	456,840
O2Micro International, Ltd., ADR*	54,055	120,002
Oclaro, Inc.*	40,401	343,409
PFSweb, Inc.*	30,165	211,457
Proofpoint, Inc.*,1	4,232	333,355
QAD, Inc., Class A	12,017	329,867
ServiceSource International, Inc.*,1	59,499	234,426
Silver Spring Networks, Inc.*	25,749	315,683
Telenav, Inc.*	32,763	267,018
Xactly Corp.*	32,891	407,848
Total Information Technology		8,760,726
Materials - 1.8%
Codexis, Inc.*	55,657	228,194
Ferro Corp.*	20,404	285,656
Total Materials		513,850
Total Common Stocks (cost $20,158,133)		26,627,679
Rights - 0.0%#
DYAX Corp.*,2 (cost $0)	10,896	109

	Principal Amount	Value
Short-Term Investments - 10.4%
Repurchase Agreements - 7.8%[3]
Daiwa Capital Markets America, dated 02/28/17, due 03/01/17, 0.550% total to be received $1,000,015 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 02/28/17, due 03/01/17, 0.530% total to be received $1,000,015 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 03/08/17 - 03/20/66, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 02/28/17, due 03/01/17, 0.510% total to be received $152,521 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.000%, 10/31/19 - 02/01/47, totaling $155,569)	152,519	152,519
Total Repurchase Agreements		2,152,519

	Shares
Other Investment Companies - 2.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.48%[4]	707,624	707,624
Total Short-Term Investments (cost $2,860,143)		2,860,143
Total Investments - 107.4% (cost $23,018,276)		29,487,931
Other Assets, less Liabilities - (7.4)%		(2,041,288)
Net Assets - 100.0%		$27,446,643

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $23,081,063 for federal income tax purposes at February 28, 2017, the aggregate gross unrealized appreciation and depreciation were $7,286,199 and $879,331, respectively, resulting in net unrealized appreciation of investments of $6,406,868.

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares, amounting to a market value of $2,058,124, or 7.5% of net assets, were out on loan to various brokers.
[2]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the February 28, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of February 28, 2017:

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments Level 1	Observable Inputs Level 2	Unobservable Inputs Level 3	Total
Investments in Securities
Common Stocks†	$26,627,679	—	—	$26,627,679
Rights	—	—	$109	109
Short-Term Investments
Repurchase Agreements	—	$2,152,519	—	2,152,519
Other Investment Companies	707,624	—	—	707,624

Total Investments in Securities	$27,335,303	$2,152,519	$109	$29,487,931

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of February 28, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

As of February 28, 2017, the Level 3 security are rights received as a result of a corporate action.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	April 18, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	April 18, 2017